OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 5,994	$ 4,590
Accumulated amortization	5,099	4,419
Other intangibles, net	895	171
Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,451	1,082
Accumulated amortization	1,451	1,082
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,272	3,490
Accumulated amortization	3,156	3,326
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	507	18
Accumulated amortization	90	11
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	416
Accumulated amortization	101
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	348
Accumulated amortization	$ 301